Supplementary Financial Information (Schedule of Trade Accounts and Other Receivables) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 1,162	$ 897	$ 750
Allowance for uncollectible accounts	(13)	(13)	(12)
Trade accounts receivable - net	$ 1,149	$ 884	$ 738